Private Placement (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant	$ 11.50
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	5,013,333
Price of warrants	$ 1.50
Proceeds from sale of warrants | $	$ 7.5
Number of shares per warrant | shares	1
Exercise price of warrant	$ 11.50